                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.

19781CBNY SUPPA 09/08/08

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                             Portfolios                                  Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        2%      4%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              AllianceBernstein Growth and Income Portfolio -- Class B                       2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             Fidelity VIP Equity-Income Portfolio -- Service Class 2                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate Fund -- Series II shares                           0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                              3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares     3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                       20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10%      7%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10%      8%      5%
---------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares               32%     24%     16%
---------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                     16%     12%      8%
---------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                       4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Bonds                 MFS(R) VIT Strategic Income Series -- Service Class Shares                     4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                   80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------------

                                Portfolios                                  Model D Model E
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        7%      9%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  7%      9%
-------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio -- Class B                       6%      8%
-------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                        6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               7%      8%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       2%      3%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 2%      3%
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    2%      3%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund -- Series II shares                           3%      3%
-------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                             12%     15%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares    12%     15%
-------------------------------------------------------------------------------------------

                                                                              80%    100%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                        2%      0%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                  3%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                8%      0%
-------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                      4%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  1%      0%
-------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                       1%      0%
-------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series -- Service Class Shares                     1%      0%
-------------------------------------------------------------------------------------------

                                                                              20%      0%
-------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class                                                                                          Fixed Income Asset
(20% to 80%)                                                     Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        JPMorgan Insurance Trust
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Government Bond
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial   Portfolio -- Class B                     Portfolio -- Class 1
 Shares                                                       American Century VP Inflation            PIMCO VIT Low Duration
DWS Dreman High Return Equity VIP -- Class B Shares            Protection Fund -- Class II              Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       American Century VP International Fund    Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2        -- Class I                               Shares
Franklin Templeton VIP Founding Funds Allocation Fund --      American Century VP Ultra(R) Fund --
 Class 2 Shares                                                Class I
Franklin Templeton VIP Franklin Income Securities Fund --     Dreyfus Investment Portfolios -- MidCap
 Class 2 Shares                                                Stock Portfolio -- Initial Shares
Franklin Templeton VIP Large Cap Growth Securities Fund --    DWS Dreman Small Mid Cap Value VIP --
 Class 2 Shares                                                Class B Shares
Franklin Templeton VIP Mutual Shares Securities Fund --       DWS Technology VIP -- Class B Shares
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Foreign Securities Fund --   Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
Franklin Templeton VIP Templeton Global Asset Allocation      JPMorgan Insurance Trust Diversified
 Fund -- Class 2 Shares                                        Mid Cap Growth Portfolio -- Class 1
Franklin Templeton VIP Templeton Growth Securities Fund --    JPMorgan Insurance Trust Intrepid Mid
 Class 2 Shares                                                Cap Portfolio -- Class 1
GE Investments Funds Total Return Fund -- Class 3 Shares      MFS(R) VIT Strategic Income Series --
JPMorgan Insurance Trust Balanced Portfolio -- Class 1         Service Class Shares
JPMorgan Insurance Trust Diversified Equity Portfolio --      Oppenheimer Main Street Small Cap
 Class 1                                                       Fund/VA -- Service Shares
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    PIMCO VIT High Yield Portfolio --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1   Administrative Class Shares
MFS(R) VIT Total Return Series -- Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

B. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.